Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
6.625% Guaranteed Bonds due 2035 | Master Trust
Supplemental information [line items]
Principal amount outstanding (U.S.$)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 | Master Trust
Supplemental information [line items]
Principal amount outstanding (U.S.$)	491,175
8.625% Guaranteed Bonds due 2023 | Master Trust
Supplemental information [line items]
Principal amount outstanding (U.S.$)	63,705
9.500% Guaranteed Bonds due 2027 | Master Trust
Supplemental information [line items]
Principal amount outstanding (U.S.$)	168,625
9.500% Global Guaranteed Bonds due 2027 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	96,718
4.875% Notes due 2024 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	844,175
6.625% Notes due 2035 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	999,000
6.500% Bonds due 2041 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,560,521
5.500% Bonds due 2044 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	640,357
6.375% Bonds due 2045 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,199,747
5.625% Bonds due 2046 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	626,143
4.500% Notes due 2026 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,124,403
4.250% Notes due 2025 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	635,449
6.875% Notes due 2026 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	2,502,771
4.625% Notes due 2023 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	895,444
6.750% Bonds due 2047 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	5,548,156
5.350% Notes due 2028 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,976,720
6.350% Bonds due 2048 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,574,041
6.500% Notes due 2027 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	4,006,043
5.950% Notes due 2031 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	3,777,381
6.490% Notes due 2027 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,538,374
6.840% Notes due 2030 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	2,345,538
6.950% Bonds due 2060 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	3,796,812
7.690% Bonds due 2050 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	8,047,831
6.500% Notes due 2029 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,204,708
6.875% Notes due 2025 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	901,836
8.750% Notes due 2029 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	1,908,685
6.700% Notes due 2032 | Petroleos Mexicanos
Supplemental information [line items]
Principal amount outstanding (U.S.$)	$ 6,779,842